INVESTMENT IN ASSOCIATES (Details) - Schedule of Financial Information for Investment - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
New Pacific Metals Corp ("NUAG") [Member]
INVESTMENT IN ASSOCIATES (Details) - Schedule of Financial Information for Investment [Line Items]
Net loss attributable to shareholders as reported	[1]	$ (6,055)	$ 3,029
Adjustments to remove impairment charges recognized by NUAG	[1]		(8,862)
Net loss of qualified for pick-up	[1]	(6,055)	(5,833)
Other comprehensive income (loss) attributable to NUAG’s shareholders as reported by NUAG	[1]	334	(8,079)
Comprehensive income (loss) of NUAG qualified for pick-up	[1]	(5,721)	(13,912)
Company’s share of net loss	[1]	(1,715)	(1,672)
Company’s share of other comprehensive income (loss)	[1]	95	(2,324)
Company’s share of comprehensive income	[1]	(1,620)	(3,996)
Whitehorse Gold Corp WHG [Member]
INVESTMENT IN ASSOCIATES (Details) - Schedule of Financial Information for Investment [Line Items]
Net loss attributable to shareholders as reported	[2]	(1,607)	(856)
Adjustments to exclude WHG’s net loss before spin-out	[2]		211
Net loss of qualified for pick-up	[2]	(1,607)	(645)
Company’s share of net loss	[2]	$ (473)	$ (174)

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.